Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.56%
Aerospace & Defense–3.12%
General Dynamics Corp.	16,606	$4,005,035
Raytheon Technologies Corp.	116,594	11,550,968
		15,556,003
Agricultural & Farm Machinery–1.10%
Deere & Co.	13,144	5,460,806
Air Freight & Logistics–1.35%
United Parcel Service, Inc., Class B	31,325	6,717,960
Apparel Retail–0.67%
TJX Cos., Inc. (The)	55,497	3,362,008
Apparel, Accessories & Luxury Goods–0.48%
Columbia Sportswear Co.	26,236	2,375,145
Asset Management & Custody Banks–1.42%
State Street Corp.(b)	81,334	7,085,818
Biotechnology–0.90%
AbbVie, Inc.	27,762	4,500,498
Brewers–0.86%
Heineken N.V. (Netherlands)	45,012	4,291,395
Cable & Satellite–2.27%
Comcast Corp., Class A	241,341	11,299,586
Communications Equipment–1.64%
Cisco Systems, Inc.	146,668	8,178,208
Construction Machinery & Heavy Trucks–1.05%
Caterpillar, Inc.	23,529	5,242,732
Consumer Finance–1.37%
American Express Co.	36,505	6,826,435
Data Processing & Outsourced Services–1.68%
Fidelity National Information Services, Inc.	37,655	3,781,315
Visa, Inc., Class A	20,605	4,569,571
		8,350,886
Diversified Banks–3.91%
Bank of America Corp.	249,069	10,266,624
Wells Fargo & Co.	190,240	9,219,031
		19,485,655
Electric Utilities–4.91%
American Electric Power Co., Inc.	61,158	6,101,733
Constellation Energy Corp.	46,367	2,608,144
Entergy Corp.	78,228	9,133,119
Exelon Corp.	139,103	6,625,476
		24,468,472
Electrical Components & Equipment–1.46%
ABB Ltd. (Switzerland)	130,725	4,229,418
Emerson Electric Co.	30,905	3,030,235
		7,259,653
Shares		Value
Electronic Manufacturing Services–0.91%
TE Connectivity Ltd. (Switzerland)	34,609	$4,533,087
General Merchandise Stores–1.46%
Target Corp.	34,318	7,282,966
Gold–1.11%
Newmont Corp.	69,426	5,515,896
Health Care Equipment–4.43%
Becton, Dickinson and Co.	28,744	7,645,904
Medtronic PLC	94,936	10,533,149
Stryker Corp.	14,571	3,895,557
		22,074,610
Health Care Services–2.16%
CVS Health Corp.	106,402	10,768,946
Home Improvement Retail–0.72%
Lowe’s Cos., Inc.(b)	17,752	3,589,277
Hypermarkets & Super Centers–2.64%
Walmart, Inc.	88,278	13,146,360
Industrial Machinery–1.64%
Pentair PLC	65,664	3,559,645
Stanley Black & Decker, Inc.	32,859	4,593,360
		8,153,005
Integrated Oil & Gas–3.04%
Chevron Corp.	93,065	15,153,774
Integrated Telecommunication Services–2.40%
AT&T, Inc.(b)	255,489	6,037,205
Deutsche Telekom AG (Germany)	316,635	5,913,833
		11,951,038
Investment Banking & Brokerage–2.75%
Charles Schwab Corp. (The)	116,688	9,837,965
Morgan Stanley	44,365	3,877,501
		13,715,466
IT Consulting & Other Services–2.26%
Cognizant Technology Solutions Corp., Class A	93,161	8,353,747
International Business Machines Corp.	22,525	2,928,700
		11,282,447
Managed Health Care–3.87%
Anthem, Inc.	17,461	8,577,192
UnitedHealth Group, Inc.	21,003	10,710,900
		19,288,092
Movies & Entertainment–1.19%
Walt Disney Co. (The)(c)	43,153	5,918,866
Multi-line Insurance–1.87%
Hartford Financial Services Group, Inc. (The)	129,998	9,335,156
Multi-Utilities–1.91%
Dominion Energy, Inc.	111,788	9,498,626

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Oil & Gas Exploration & Production–3.45%
ConocoPhillips	109,647	$10,964,700
Pioneer Natural Resources Co.	24,994	6,249,250
		17,213,950
Packaged Foods & Meats–3.10%
Kraft Heinz Co. (The)	200,618	7,902,343
Nestle S.A. (Switzerland)	58,041	7,534,930
		15,437,273
Paper Packaging–0.45%
Avery Dennison Corp.	13,011	2,263,524
Personal Products–0.93%
L’Oreal S.A. (France)	11,625	4,653,090
Pharmaceuticals–8.47%
Bristol-Myers Squibb Co.	104,241	7,612,720
Eli Lilly and Co.	17,354	4,969,665
Johnson & Johnson	93,894	16,640,834
Merck & Co., Inc.	158,011	12,964,802
		42,188,021
Property & Casualty Insurance–1.84%
Travelers Cos., Inc. (The)	50,069	9,149,108
Regional Banks–4.97%
Comerica, Inc.	55,789	5,044,999
Cullen/Frost Bankers, Inc.	28,928	4,003,924
Fifth Third Bancorp	97,276	4,186,759
M&T Bank Corp.	38,027	6,445,577
Zions Bancorporation N.A.	77,466	5,078,671
		24,759,930
Restaurants–2.83%
Darden Restaurants, Inc.(b)	16,768	2,229,306
McDonald’s Corp.	33,533	8,292,040
Starbucks Corp.	39,150	3,561,475
		14,082,821
Semiconductor Equipment–0.52%
Lam Research Corp.	4,831	2,597,194
Semiconductors–1.94%
Broadcom, Inc.	10,507	6,616,048
Shares		Value
Semiconductors–(continued)
Microchip Technology, Inc.	40,417	$3,036,933
		9,652,981
Soft Drinks–1.41%
Coca-Cola Co. (The)	113,498	7,036,876
Specialized REITs–2.10%
Crown Castle International Corp.	21,158	3,905,767
Weyerhaeuser Co.	173,276	6,567,160
		10,472,927
Specialty Chemicals–1.01%
DuPont de Nemours, Inc.	68,508	5,040,819
Systems Software–0.99%
Microsoft Corp.	16,075	4,956,083
Total Common Stocks & Other Equity Interests (Cost $358,800,268)		481,173,469
Money Market Funds–3.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	4,676,185	4,676,185
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	4,958,431	4,956,943
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	5,344,211	5,344,211
Total Money Market Funds (Cost $14,978,350)		14,977,339
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $373,778,618)		496,150,808
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.44%
Invesco Private Government Fund, 0.31%(d)(e)(f)	8,015,660	8,015,660
Invesco Private Prime Fund, 0.34%(d)(e)(f)	4,158,635	4,158,218
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,173,778)		12,173,878
TOTAL INVESTMENTS IN SECURITIES–102.01% (Cost $385,952,396)		508,324,686
OTHER ASSETS LESS LIABILITIES—(2.01)%		(10,012,498)
NET ASSETS–100.00%		$498,312,188
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,208,900	$9,063,589	$(7,596,304)	$-	$-	$4,676,185	$190
Invesco Liquid Assets Portfolio, Institutional Class	3,911,378	6,473,992	(5,425,931)	(1,406)	(1,090)	4,956,943	635
Invesco Treasury Portfolio, Institutional Class	3,667,314	10,358,387	(8,681,490)	-	-	5,344,211	466
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,831,276	30,852,702	(25,668,318)	-	-	8,015,660	844*
Invesco Private Prime Fund	6,606,311	47,209,100	(49,655,366)	100	(1,927)	4,158,218	1,940*
Total	$20,225,179	$103,957,770	$(97,027,409)	$(1,306)	$(3,017)	$27,151,217	$4,075

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$454,550,803	$26,622,666	$—	$481,173,469
Money Market Funds	14,977,339	12,173,878	—	27,151,217
Total Investments	$469,528,142	$38,796,544	$—	$508,324,686
Invesco V.I. Diversified Dividend Fund